REAL ESTATE INVESTMENTS, NET - Rental Payments for Operating Leases (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
October through December 2021	$ 6,687,205
2022	26,946,631	$ 26,761,843
2023	25,024,065	24,418,710
2024	24,593,849	20,157,378
2025	21,424,993	19,674,819
2026	14,552,340	16,456,145
Thereafter	60,307,335	43,827,967
Total	$ 179,536,418	$ 151,296,862